Note 10 - Loss Per Common Share (Tables)	6 Months Ended
Jun. 30, 2019
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Six months ended June 30,
	2018	2019
Income:
Loss attributable to common shareholders	(6,624)	(628)
Less: Deemed dividend for beneficial conversion feature of Series E Shares	-	(9,339)
Less: Dividend equivalents on Series E Shares related to redemption value	-	(4,223)
Less: Dividend of Series E Shares	-	(1,029)
Loss attributable to common shareholders	(6,624)	(15,219)

Loss per share:
Weighted average common shares outstanding, basic	781,027	1,313,102

Effect of dilutive securities:
2014 Warrants	-	-
Series E Shares	-	-
Weighted average common shares outstanding, diluted	781,027	1,313,102

Loss per share, basic and diluted	(8.48)	(11.59)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Six months ended June 30,
	2018	2019
2014 Warrants	-	71,533
Series E Shares	-	1,135,488
Potentially dilutive securities	-	1,207,021